Prepayments and other current assets - Schedule of Prepayment and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid service fee		¥ 8,389	$ 1,299	¥ 12,028
Investment in a convertible loan		4,223	654
VAT and other surcharges		10,336	1,601	10,467
Office rental deposit		342	53	636
Receivables from sales of shares on behalf of employees		364	56	11,060
Refund from prepaid media cost		1,095	170	6,838
Receivables on behalf of third party advertising companies	[1]	16,966	2,628
Loans granted to equity investees	[2]	3,500	542	500
Others		6,252	968	7,484
Total prepayments and other current assets		¥ 51,467	$ 7,971	¥ 49,013

[1]	Starting from January 1, 2021, the Company has fully exited the Targeted Marketing business and this balance represents the receivables the Company acts as agent and collects on behalf of third party advertising companies for targeted marketing related services.
[2]	As of December 31, 2020, under prepayments and other current assets includes the impairment charges of RMB4,500 that the Company recognized on loans granted to equity investees. No impairment charges were recognized on loans granted to equity investees for the six months ended June 30, 2021. The Company evaluates the impairment of the equity investments without readily determinable fair value along with loans the Company granted to those investees.